Other Non Current Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER NON-CURRENT ASSETS:
Security deposits for derivatives	$ 550	$ 550
Deferred mobilization expenses	73,806	53,615
Other	29,079	29,125
Total	$ 103,435	$ 83,290